Transactions with Related Parties	6 Months Ended
Jun. 30, 2021
Disclosure Of Transactions Between Related Parties [Abstract]
Transactions with Related Parties
21.	TRANSACTIONS WITH RELATED PARTIES
Balances and transactions between the companies which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note. Besides information disclosed elsewhere in the other notes, details of transactions between the Company and other related parties are disclosed as follows.

a.	Related party name and category

Related Party Name	Related Party Category
JANK Howden Pty Ltd	Related party in substance
Others	Key Management Personnel

b.	Loans from related parties

Related Party Category/Name	December 31, 2020	June 30, 2021
Related party in substance / JANK Howden Pty Ltd	$500,000	$—
Key Management Personnel / Others	50,000	—

	$550,000	$—

Interest Payable

Related Party Category/Name	December 31, 2020	June 30, 2021
Related party in substance / JANK Howden Pty Ltd	$61,711	$—
Key Management Personnel / Others	6,201	—

	$67,912	$—

Interest expense

	For the six months Ended June 30
Related Party Category/Name	2020	2021
Related party in substance / JANK Howden Pty Ltd	$37,713	$45,522
Key Management Personnel / Others	3,771	4,552

	$41,484	$50,074

The loans from the related parties are unsecured.

c.	Compensation of Key Management Personnel

	For the six months Ended June 30
Related Party Category/Name	2020	2021
Short-term employee benefits	$927,751	$1,073,166
Post-employment benefits	43,254	58,300
Share-based payments recognized	166,992	765,201

	$1,137,997	$1,896,667

The remuneration of directors and key executives was determined by the remuneration committee based on the performance of individuals and market trends.